Document And Entity Information	9 Months Ended
Sep. 30, 2020
Document Information Line Items
Entity Registrant Name	ONDAS HOLDINGS INC.
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Due to a printer error, when Amendment No. 1 to Registration Statement on Form S-1 (Registration Number 333-249658) was filed at 7:35 p.m. on November 17, 2020, an incorrect version of Amendment No. 1 to the Form S-1 was filed. This Amendment No. 2 to the Form S-1 is being filed to correct this printer error.
Entity Central Index Key	0001646188
Entity Filer Category	Accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	NV